Segment reporting	9 Months Ended
Sep. 30, 2024
Segment reporting [Abstract]
Segment reporting
Note 3 – Segment reporting
DHT’s primary business is operating a fleet of crude oil tankers, with a secondary activity of providing technical management services. The Company is organized and managed as one segment based on the nature and financial effects of the business activities in which it engages and the economic environment in which it operates. The consolidated operating results are regularly reviewed by the Company’s chief operating decision maker, the President & Chief Executive Officer, and the Company does not monitor performance by geographical areas.

The below table details the Company’s total revenues:
$ in thousands	Q3 2024	Q3 2023	9M 2024	9M 2023
Time charter revenues[1]	22,484	17,859	58,573	58,339
Voyage charter revenues	118,641	112,464	378,494	355,444
Shipping revenues	141,125	130,322	437,067	413,783
Other revenues[2]	982	1,243	3,315	3,397
Total revenues	142,107	131,565	440,382	417,180
[1] Time charter revenues is presented in accordance with IFRS 16 Leases, while the portion of time charter revenues related to technical management services, equaling $5.1 million in the third quarter of 2024, $4.3 million in the third quarter of 2023, $13.1 million in the first nine months of 2024 and $15.1 million in the first nine months of 2023, is recognized in accordance with IFRS 15 Revenue from Contracts with Customers.
[2] Other revenues mainly relate to technical management services provided.
As of September 30, 2024, the Company had 24 vessels in operation; seven vessels were on time charters and 17 vessels operating in the spot market.
Information about major customers:
For the period from July 1, 2024, to September 30, 2024, five customers represented $32.0 million, $28.3 million, $18.0 million, $11.2 million, and $10.0 million, respectively, of the Company’s shipping revenues. The five customers in aggregate represented $99.6 million, equal to 71 percent of the shipping revenues of $141.1 million for the period from July 1, 2024, to September 30, 2024.
For the period from January 1, 2024, to September 30, 2024, five customers represented $84.9 million, $67.8 million, $65.1 million, $30.1 million, and $22.8 million, respectively, of the Company’s total revenues. The five customers in aggregate represented $270.8 million, equal to 62 percent of the shipping revenues of $437.1 million for the period from January 1, 2024, to September 30, 2024.
For the period from July 1, 2023, to September 30, 2023, five customers represented $34.3 million, $17.8 million, $13.1 million, $10.0 million, and $8.4 million, respectively, of the Company’s shipping revenues. The five customers in aggregate represented $83.6 million, equal to 64 percent of the shipping revenues of $130.3 million for the period from July 1, 2023, to September 30, 2023.

For the period from January 1, 2023, to September 30, 2023, five customers represented $64.9 million, $60.8 million, $59.9 million, $38.2 million, and $29.4 million, respectively, of the Company’s total revenues. The five customers in aggregate represented $253.3 million, equal to 61 percent of the shipping revenues of $413.8 million for the period from January 1, 2023, to September 30, 2023.